UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2003
                                                ------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Ulysses Offshore Fund, Ltd.
Address:             Harbour Centre, 2nd Floor, P.O. Box 896
                     George Town, Cayman Islands

Form 13F File Number:  028-06860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joshua Nash
Title:               Manager of Ulysses Management Offshore LLC
Phone:               212-455-6200

Signature, Place, and Date of Signing:

      Joshua Nash                   New York, New York           02/13/04
--------------------------------   -------------------     --------------------
      [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  -0-
                                          ---------------------

Form 13F Information Table Entry Total:             88
                                          ---------------------

Form 13F Information Table Value Total:   $    284,705         (in thousands)
                                          ---------------------



List of Other Included managers:

           NONE

                           ULYSSES OFFSHORE FUND, LTD
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2003


                                                                                     ITEM 5:
                               ITEM 2:                ITEM 3:         ITEM 4:        Shares or
           ITEM 1:            Title of                Cusip            Fair         Principal
        Name of Issuer          Class                 Number        Market Value      Amount
--------------------------------------------------------------------------------------------------------
APEX SILVER MINES              ORD                  G04074103          300,960        14,400 CALLS
ACCENTURE LTD.                 CL A                 G1150G111        7,677,544       291,700 SHS
EVEREST RE GROUP LTD.          COM                  G3223R108        9,847,440       116,400 SHS
GLOBALSANTAFE CORP             SHS                  G3930E101        2,865,382       115,400 CALLS
AVX CORP NEW                   COM                  002444107          476,994        28,700 CALLS
ABITIBI CONSOLIDATED INC.      COM                  003924107        1,482,508       182,800 SHS
ACTIVCARD CORP.                COM                  00506J107          338,840        43,000 SHS
ALCOA INC                      COM                  013817101        2,743,600        72,200 CALLS
AMAZON COM INC                 COM                  023135106        3,041,436        57,800 CALLS
ARRIS GROUP                    COM                  04269Q100          845,632       116,800 SHS
AVANEX CORP.                   COM                  05348W109          291,416        58,400 SHS
BJ SERVICES                    COM                  055482103        1,550,880        43,200 SHS
BAKER HUGHES                   COM                  057224107        3,942,816       122,600 CALLS
BARRICK GOLD                   COM                  067901108        2,486,745       109,500 CALLS
BOISE CASCADE                  COM                  097383103        1,882,878        57,300 SHS
BRISTOL MYERS SQUIBB CO        COM                  110122108        2,476,760        86,600 CALLS
BURLINGTON RES INC             COM                  122014103        8,428,836       152,200 CALLS
CSX CORP                       COM                  126408103        2,853,636        79,400 SHS
CISCO SYS INC                  COM                  17275R102        3,132,939       129,300 CALLS
COLGATE-PALMOLIVE              COM                  194162103        2,167,165        43,300 SHS
COMCAST CORP NEW               CL A                 20030N101        2,367,438        72,200 CALLS
COMMSCOPE INC                  COM                  203372107        3,039,013       186,100 SHS
CONSOL ENERGY INC.             COM                  20854P109        1,121,470        43,300 SHS
COOPER CAMERON CORP.           COM                  216640102        2,017,780        43,300 SHS
COSTCO WHOLESALE COR           COM                  22160K105        1,342,198        36,100 SHS
CREDENCE SYS                   COM                  225302108          475,076        36,100 CALLS
DADE BEHRING INC.              COM                  23342J206        2,630,464        73,600 SHS
COX COMMUNICATIONS             CL A                 224044107        5,959,850       173,000 SHS
DEERE & CO.                    COM                  244199105        1,931,985        29,700 SHS
DELL COMPUTER CORP.            COM                  24702R101        1,947,054        57,300 SHS
DELL COMPUTER CORP.            COM                  24702R101        1,950,452        57,400 PUTS
DELTA AND PINE LAND CO.        COM                  247357106        1,018,540        40,100 SHS
DIAGEO PLC                     SPON ADR NEW         25243Q205        1,908,246        36,100 SHS
DIAMOND OFFSHORE DRILLING      COM                  25271C102          590,688        28,800 SHS
DIAMONDS TR                    UNIT SER 1           252787106       67,939,129       649,700 PUTS
DIEBOLD INC                    COM                  253651103        3,544,646        65,800 SHS
DOW CHEMICAL                   COM                  260543103        3,599,962        86,600 CALLS
FEDERAL HOME LOAN MTG          COM                  313400301        4,239,864        72,700 PUTS
GEMSTAR-TV GUIDE               COM                  36866W106          574,264       113,200 SHS
GOODRICH CORP                  COM                  382388106        1,546,849        52,100 SHS
GRAFTECH   INTL.               COM                  384313102          703,350        52,100 SHS
HEWLETT PACKARD                COM                  428236103        2,322,267       101,100 CALLS
HONEYWELL INTL INC             COM                  438516106        1,928,911        57,700 CALLS
IDT CORP                       CL B                 448947309        1,836,522        79,400 SHS
IKON OFFICE SOLUTIONS          COM                  451713101          898,988        75,800 SHS
INSPIRE PHARMACEUTICALS        COM                  457733103        1,264,303        89,350 SHS
INTL BUSINESS MACHIN           COM                  459200101        4,013,044        43,300 SHS
JOHNSON & JOHNSON              COM                  478160104        2,980,782        57,700 CALLS
JOY GLOBAL INC.                COM                  481165108          264,115        10,100 SHS
KFX INC.                       COM                  48245L107          653,075        86,500 SHS
LAMAR ADVERTISING CO.          CL A                 512815101        2,679,576        71,800 SHS
LIBERTY MEDIA CORP.            COM SER A            530718105        1,798,957       151,300 SHS
MASSEY ENERGY CO.              COM                  576206106        1,948,960        93,700 SHS
MELLON FINANCIAL               COM                  58551A108        2,780,726        86,600 SHS
MICROSOFT CORP                 COM                  594918104        4,343,619       158,700 CALLS
MICRON TECHNOLOGY INC          COM                  595112103        1,557,132       115,600 CALLS
MURPHY OIL CORP.               COM                  626717102        2,749,551        42,100 SHS
NASDAQ 100 TR                  UNIT SER 1           631100104       28,949,240       794,000 PUTS
NATIONWIDE FINCL SERVICES      CL A                 638612101          965,352        29,200 SHS
NET2PHONE INC.                 COM                  64108N106          412,760        60,700 SHS
NOKIA CORP.                    SPONSORED ADR        654902204        2,470,100       145,300 SHS
NORFOLK SOUTHERN               COM                  655844108        2,388,650       101,000 SHS


OIL SERVICE HOLDERS            DEPOSTRY RCPT        678002106        1,791,800        28,900 SHS
ORACLE CORP                    COM                  68389X105        3,820,824       288,800 CALLS
PARAMETRIC TECHNOLOGY          COM                  699173100          395,182       100,300 SHS
PHARMA HOLDERS                 DEPOSITRY RCPT       71712A206        2,869,950        36,100 SHS
ROWAN COMPANIES INC.           COM                  779382100          669,613        28,900 SHS
RYERSON TULL INC NEW           COM                  78375P107          332,050        29,000 SHS
SBC COMMUNICATIONS             COM                  78387G103        2,854,665       109,500 SHS
ST JUDE MED INC                COM                  790849103        4,871,190        79,400 CALLS
SCHERING PLOUGH CORP.          COM                  806605101          751,248        43,200 SHS
SCHLUMBERGER LTD               COM                  806857108        1,214,784        22,200 SHS
SEEBEYOND TECH CORP            COM                  815704101          247,962        57,800 SHS
SUN MICROSYSTEMS               COM                  866810104          322,287        72,100 SHS
SYMBOL TECHNOLOGIES INC.       COM                  871508107        1,770,072       104,800 SHS
TEXAS INSTR                    COM                  882508104        1,695,226        57,700 CALLS
THREE COM CORP                 COM                  885535104          954,256       116,800 SHS
TIME WARNER                    COM                  887317105        5,193,713       288,700 CALLS
TYCO INTL LTD NEW              COM                  902124106          572,400        21,600 CALLS
USX US STEEL GROUP             COM                  912909108        3,039,736        86,800 SHS
US AIRWAYS GROUP               CL A                 911905503          358,836        57,700 SHS
UNITEDGLOBALCOM INC            CL A                 913247508        2,655,258       313,120 SHS
VIACOM INC.                    CL B                 925524308        1,278,144        28,800 SHS
WEBMD CORP                     COM                  94769M105        1,737,767       193,300 SHS
WESTERN GAS RES INC            COM                  958259103        1,365,525        28,900 SHS
WHEELING PITTSBURGH CORP.      COM NEW              963142302          527,040        21,600 SHS
XEROX CORP                     COM                  984121103        2,779,320       201,400 SHS
XEROX CORP                     COM                  984121103        2,147,280       155,600 CALLS


                             ** TABLE CONTINUED **

                                                   ITEM 6:                                              ITEM 8:
                                          INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                             (b) Shares                   ITEM 7:
           ITEM 1:                           as Defined    (c) Shared    Managers
        Name of Issuer          (a) Sole     in Instr. V       Other     See Instr. V  (a) Sole   (b) Shared   (c) None
----------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES                  X                                                        X
ACCENTURE LTD.                     X                                                        X
EVEREST RE GROUP LTD.              X                                                        X
GLOBALSANTAFE CORP                 X                                                        X
AVX CORP NEW                       X                                                        X
ABITIBI CONSOLIDATED INC.          X                                                        X
ACTIVCARD CORP.                    X                                                        X
ALCOA INC                          X                                                        X
AMAZON COM INC                     X                                                        X
ARRIS GROUP                        X                                                        X
AVANEX CORP.                       X                                                        X
BJ SERVICES                        X                                                        X
BAKER HUGHES                       X                                                        X
BARRICK GOLD                       X                                                        X
BOISE CASCADE                      X                                                        X
BRISTOL MYERS SQUIBB CO            X                                                        X
BURLINGTON RES INC                 X                                                        X
CSX CORP                           X                                                        X
CISCO SYS INC                      X                                                        X
COLGATE-PALMOLIVE                  X                                                        X
COMCAST CORP NEW                   X                                                        X
COMMSCOPE INC                      X                                                        X
CONSOL ENERGY INC.                 X                                                        X
COOPER CAMERON CORP.               X                                                        X
COSTCO WHOLESALE COR               X                                                        X
CREDENCE SYS                       X                                                        X
DADE BEHRING INC.                  X                                                        X
COX COMMUNICATIONS                 X                                                        X
DEERE & CO.                        X                                                        X
DELL COMPUTER CORP.                X                                                        X
DELL COMPUTER CORP.                X                                                        X
DELTA AND PINE LAND CO.            X                                                        X
DIAGEO PLC                         X                                                        X
DIAMOND OFFSHORE DRILLING          X                                                        X
DIAMONDS TR                        X                                                        X
DIEBOLD INC                        X                                                        X
DOW CHEMICAL                       X                                                        X
FEDERAL HOME LOAN MTG              X                                                        X
GEMSTAR-TV GUIDE                   X                                                        X
GOODRICH CORP                      X                                                        X
GRAFTECH   INTL.                   X                                                        X
HEWLETT PACKARD                    X                                                        X
HONEYWELL INTL INC                 X                                                        X
IDT CORP                           X                                                        X
IKON OFFICE SOLUTIONS              X                                                        X
INSPIRE PHARMACEUTICALS            X                                                        X
INTL BUSINESS MACHIN               X                                                        X
JOHNSON & JOHNSON                  X                                                        X
JOY GLOBAL INC.                    X                                                        X
KFX INC.                           X                                                        X
LAMAR ADVERTISING CO.              X                                                        X
LIBERTY MEDIA CORP.                X                                                        X
MASSEY ENERGY CO.                  X                                                        X
MELLON FINANCIAL                   X                                                        X
MICROSOFT CORP                     X                                                        X
MICRON TECHNOLOGY INC              X                                                        X
MURPHY OIL CORP.                   X                                                        X
NASDAQ 100 TR                      X                                                        X
NATIONWIDE FINCL SERVICES          X                                                        X
NET2PHONE INC.                     X                                                        X
NOKIA CORP.                        X                                                        X
NORFOLK SOUTHERN                   X                                                        X


                                                   ITEM 6:                                              ITEM 8:
                                          INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                             (b) Shares                  ITEM 7:
           ITEM 1:                           as Defined    (c) Shared    Managers
        Name of Issuer          (a) Sole     in Instr. V       Other     See Instr. V  (a) Sole   (b) Shared   (c) None
----------------------------------------------------------------------------------------------------------------------
OIL SERVICE HOLDERS                X                                                        X
ORACLE CORP                        X                                                        X
PARAMETRIC TECHNOLOGY              X                                                        X
PHARMA HOLDERS                     X                                                        X
ROWAN COMPANIES INC.               X                                                        X
RYERSON TULL INC NEW               X                                                        X
SBC COMMUNICATIONS                 X                                                        X
ST JUDE MED INC                    X                                                        X
SCHERING PLOUGH CORP.              X                                                        X
SCHLUMBERGER LTD                   X                                                        X
SEEBEYOND TECH CORP                X                                                        X
SUN MICROSYSTEMS                   X                                                        X
SYMBOL TECHNOLOGIES INC.           X                                                        X
TEXAS INSTR                        X                                                        X
THREE COM CORP                     X                                                        X
TIME WARNER                        X                                                        X
TYCO INTL LTD NEW                  X                                                        X
USX US STEEL GROUP                 X                                                        X
US AIRWAYS GROUP                   X                                                        X
UNITEDGLOBALCOM INC                X                                                        X
VIACOM INC.                        X                                                        X
WEBMD CORP                         X                                                        X
WESTERN GAS RES INC                X                                                        X
WHEELING PITTSBURGH CORP.          X                                                        X
XEROX CORP                         X                                                        X
XEROX CORP                         X                                                        X


                              ** TABLE COMPLETE **